Consolidated Balance Sheets		Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Current assets
Cash		¥ 28,083,556	$ 3,912,340	¥ 246,351,231
Restricted cash		79,401,410	11,061,465	200,000
Accounts receivable		500,916,815	69,783,067	444,161,291
Advance to suppliers		1,687,964	235,151	1,662,739
Inventories		227,591,892	31,705,984	203,422,602
Prepaid expenses and other current assets		4,536,363	631,964	7,370,089
Total current assets		842,218,000	117,329,971	903,167,952
Non-current assets
Property, plant and equipment		413,501,445	57,605,172	473,348,006
Operating lease right-of-use assets		847,331	118,042	7,275,367
Deferred tax assets		27,946,500	3,893,247	23,634,189
Intangible assets		72,854,656	10,149,432	71,245,336
Other non-current assets		10,295,279	1,434,242	34,356,506
Total non-current assets		525,445,211	73,200,135	609,859,404
Total assets		1,367,663,211	190,530,106	1,513,027,356
Current liabilities
Bank loans and other borrowings		390,440,095	54,392,479	318,540,732
Accounts payable		49,551,779	6,903,093	67,774,798
Accrued expenses and other liabilities		382,847,958	53,334,812	408,737,969
Operating lease liabilities		457,012	63,667	5,156,540
Deferred government grants		1,455,678	202,792	2,015,693
Total current liabilities		824,752,522	114,896,843	802,225,732
Non-current liabilities
Bank loans and other borrowings		23,503,471	3,274,285	98,983,780
Operating lease liabilities				1,783,593
Deferred government grants		16,207,745	2,257,912	20,279,945
Warrants liability		3,444,842	479,903	4,548,004
Total non-current liabilities		43,156,058	6,012,100	125,595,322
Total liabilities		867,908,580	120,908,943	927,821,054
Shareholders’equity
Ordinary shares, par value US$0.0002 per share; 250,000,000 shares authorized; 19,022,795 and 20,766,531 shares issued and outstanding as of March 31, 2024 and 2025, respectively *	[1]	28,603	3,985	26,105
Additional paid-in capital		2,964,482,986	412,984,172	2,950,862,914
Accumulated deficit		(2,407,485,287)	(335,388,438)	(2,307,502,836)
Accumulated other comprehensive loss		(57,271,671)	(7,978,556)	(58,179,881)
Total shareholders’ equity		499,754,631	69,621,163	585,206,302
Total liabilities and shareholders’ equity		¥ 1,367,663,211	$ 190,530,106	¥ 1,513,027,356

[1]	Gives retroactive effect to the Share Consolidation in October 2024.